Financial Instruments - Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Impairment loss (reversal) on trade receivables	$ 214	$ (506)
Impairment loss (reversal) on other receivables	798	(126)
Impairment loss (reversal) on accounts receivable	$ 1,012	$ (632)